Consolidated statement of comprehensive (loss)/ income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Abstract]
Net loss attributable to owners of the parent	€ (186)	€ (78)	€ (1,235)
Items that may be subsequently reclassified to consolidated statement of operations (net of tax):
Change in net unrealized gain or loss on short term investments	5	1	(1)
Change in net unrealized gain or loss on cash flow hedging instruments	(3)	(1)	0
Exchange differences on translation of foreign operations	4	(8)	(3)
Items not to be subsequently reclassified to consolidated statement of operations (net of tax):
(Loss)/gain in the fair value of long term investments	(117)	572	(11)
Other comprehensive (loss)/income for the year (net of tax)	(111)	564	(15)
Total comprehensive (loss)/income for the year attributable to owners of the parent	€ (297)	€ 486	€ (1,250)